Finance income and finance costs	12 Months Ended
Nov. 30, 2021
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Finance income and finance costs
5.	Finance income and finance costs

	Note	2021	2020

Net foreign currency gain		$-	$418

Interest income		195	299

Finance income		195	717

Accretion expense	17, 18, 19	(2,358)	(2,056)

Interest on convertible unsecured senior notes		(3,306)	(3,306)

Bank charges		(31)	(40)

Net foreign currency loss		(926)	-

Loss on financial instruments carried at fair value		-	(9)

Finance costs		(6,621)	(5,411)

Net finance cost recognized in net profit or loss		$(6,426)	$(4,694)